Stockholders' Equity - Narrative - Preferred Stock (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 Class shares	Dec. 31, 2018 Class shares	Dec. 31, 2017 shares
Equity [Abstract]
Preferred stock, number of classes or series the Board of Directors is authorized to classify or reclassify | Class	1	1
Preferred stock, number of classes or series the Board of Directors is authorized to issue | Class	1	1
Preferred stock, shares issued (in shares) | shares	0	0	0
Preferred stock, shares outstanding (in shares) | shares	0	0	0